Capital Stock (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2021	Feb. 23, 2028	Feb. 28, 2023	Nov. 30, 2022	Feb. 28, 2022	Nov. 30, 2020
Common Shares, Issued			33,092,665		33,092,665
Common Shares, Issued		33,092,665				23,678,105
Private Placement Offering Of An Aggregate Of Common Shares	9,414,560
Share Issued, Price Per Share	$ 0.41
Private Placement Offering Of An Aggregate Of Common Value	$ 3,069,448
Stock Issuance Costs	$ 38,220
Officers and Directors
Common Shares, Issued			578,131	578,131
Noncontrolling Interest, Ownership Percentage By Noncontrolling Owners			1.70%	1.70%